Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2005 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.10%)
Since Inception	1.78%
Fidelity Freedom Blend 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.50%)
Since Inception	0.51%
Fidelity Freedom Blend 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.83%)
Since Inception	1.04%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Since Inception	2.08%	[1]

[1]	AFrom August 31, 2018.